Cover	Oct. 27, 2022
Cover [Abstract]
Document Period End Date	Oct. 27, 2022
Document Type	8-K
Entity Registrant Name	STEM, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	333-251397
Entity Tax Identification Number	85-1972187
Entity Address, Address Line One	100 California St.
Entity Address, Address Line Two	14th Fl
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94111
City Area Code	877
Local Phone Number	374-7836
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001
Trading Symbol	STEM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001758766
Current Fiscal Year End Date	--12-31